Principal Accounting Policies (Narrative - Employee Benefits, Government Subsidies, Segment Reporting, Deferred offering costs (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) item	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Employee Benefits
Employee benefit expenses	¥ 256,801	¥ 131,291	¥ 50,617
Government Subsidies
Government subsidies	¥ 21,098	¥ 12,175	¥ 6,902
Segment Reporting
Number of reportable segments | item	1